SUMMARY OF FINANCE COSTS (INCOME) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accretion of consideration payable (Note 10)		$ 1,578
Accretion of decommissioning provisions (Note 13)	2,147	1,895
Accretion of Trafigura facility loan (Note 11)		547
Accretion (income) of receivable from COMIBOL	(1,056)	(2,924)
Financing charge on leases	603	189
Loss on change in fair value of consideration payable (Note 10)	15,460	13,472
Re-measurement of 12.2a COMIBOL CAPEX receivable	2,927	1,868
Interest expense, carrying and finance charges (Note 11)	2,128	1,488
Interest (income)	(1,511)	(480)
Other finance expense (income)	(8,330)	599
Finance Costs	$ 12,368	$ 18,232